iShares
®
Latin America 40 ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  38 .5%
Ambev SA , ADR ......................... 18,573,266 $ 45,875,967
Axia Energia ............................ 3,984,005 36,761,234
B3 SA - Brasil Bolsa Balcao .................. 22,985,038 58,517,776
Banco do Brasil SA ....................... 12,505,785 49,914,566
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 2,057,567 49,531,366
Localiza Rent a Car SA ..................... 3,795,836 30,042,332
NU Holdings Ltd. , Class A
(a) (b)
................. 16,684,937 279,305,845
Petroleo Brasileiro SA - Petrobras , ADR .......... 8,120,192 96,224,275
Rede D'Or Sao Luiz SA
(c)
................... 4,396,197 32,560,455
Telefonica Brasil SA , NVS , ADR ............... 1,619,417 19,206,286
Vale SA , ADR ........................... 15,649,885 203,918,001
WEG SA .............................. 6,411,550 56,639,313
958,497,416
a
Chile  —  7 .9%
Banco de Chile .......................... 202,803,661 39,172,147
Banco Santander Chile , ADR ................. 678,521 21,108,788
Cencosud SA ........................... 5,388,195 17,299,658
Empresas CMPC SA ...................... 295,448 463,584
Empresas Copec SA ...................... 1,587,665 12,434,898
Enel Americas SA ........................ 81,012,787 7,685,694
Falabella SA ............................ 3,611,459 25,192,496
Latam Airlines Group SA .................... 1,103,814,880 29,882,532
Sociedad Quimica y Minera de Chile SA , ADR
(a)
.... 623,317 42,884,210
196,124,007
a
Colombia  —  2 .2%
Ecopetrol SA , ADR
(b)
...................... 1,074,643 10,767,923
Grupo Cibest SA , ADR ..................... 493,310 31,379,449
Interconexion Electrica SA ESP ............... 1,933,621 12,622,522
54,769,894
a
Mexico  —  26 .1%
America Movil SAB de CV , Series B ............ 78,959,973 81,689,535
Arca Continental SAB de CV ................. 2,155,723 23,329,574
Cemex SAB de CV, CPO , NVS ............... 66,216,417 76,006,849
Fibra Uno Administracion SA de CV ............ 11,974,363 17,947,414
Fomento Economico Mexicano SAB de CV ....... 7,414,184 74,876,774
Grupo Aeroportuario del Pacifico SAB de CV , ADR .. 178,073 46,945,385
Grupo Bimbo SAB de CV , Series A
(b)
............ 6,019,322 19,761,894
Grupo Carso SAB de CV , Series A1 ............ 2,361,446 15,466,275
Grupo Financiero Banorte SAB de CV , Class O .... 10,582,910 98,109,732
Grupo Mexico SAB de CV , Series B ............ 13,590,519 128,324,084
Wal-Mart de Mexico SAB de CV ............... 21,181,255 66,022,704
648,480,220
a
Security Shares Value
a
Peru  —  5 .5%
Credicorp Ltd. ........................... 296,580 $ 85,118,460
Southern Copper Corp. ..................... 357,476 51,287,082
136,405,542
a
Total Common Stocks — 80.2%
(Cost: $ 1,743,593,883 ) ............................... 1,994,277,079
a
Preferred Stocks
Brazil  —  17 .8%
Axia Energia , Class C, Preference Shares , NVS
(a)
... 1,265,224 11,341,357
Banco Bradesco SA , Preference Shares , ADR ..... 23,079,486 76,854,688
Gerdau SA , Preference Shares , ADR ........... 5,592,663 20,636,927
Itau Unibanco Holding SA , Preference Shares , ADR
(b)
23,961,970 171,567,703
Itausa SA , Preference Shares , NVS ............ 25,373,438 54,044,843
Localiza Rent a Car SA
(a)
................... 145,098 1,098,877
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
ADR ................................ 9,627,108 108,497,507
444,041,902
a
Total Preferred Stocks — 17.8%
(Cost: $ 452,601,455 ) ................................ 444,041,902
a
Total Long-Term Investments — 98.0%
(Cost: $ 2,196,195,338 ) ............................... 2,438,318,981
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 23,601,223 23,613,023
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 20,288,124 20,288,124
a
Total Short-Term Securities — 1.8%
(Cost: $ 43,899,560 ) ................................. 43,901,147
Total Investments —  99.8%
(Cost: $ 2,240,094,898 ) ............................... 2,482,220,128
Other Assets Less Liabilities — 0 .2% ...................... 3,783,967
Net Assets — 100.0% ................................. $ 2,486,004,095
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Latin America 40 ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 28,297,381 $ — $ (4,685,724)
(a)
$ (221) $ 1,587 $ 23,613,023 23,601,223 $ 776,428
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,220,000 17,068,124
(a)
— — — 20,288,124 20,288,124 136,737 —
$ (221) $ 1,587
$ 43,901,147
$ 913,165 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index ................................................................. 417 03/20/26 $ 15,089 $ (245,940)
MSCI Brazil Index .................................................................... 418 03/20/26 28,006 (56,675)
$ (302,615)

iShares
®
Latin America 40 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,612,543,672  $ 381,733,407  $ —  $ 1,994,277,079
Preferred Stocks ......................................... 389,997,059  54,044,843  —  444,041,902
Short-Term Securities
Money Market Funds ...................................... 43,901,147  —  —  43,901,147
$ 2,046,441,878  $ 435,778,250  $ —  $ 2,482,220,128
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (302,615) $ —  $ —  $ (302,615)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)